Net income per share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted net income/(loss) per share

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders	2,313,093	8,550,201

Denominator:
Weighted average number of shares – basic	2,872,165,698	2,909,097,086
Adjustments for dilutive options and RSUs	73,065,301	53,911,759

Weighted average number of shares – diluted	2,945,230,999	2,963,008,845

Basic net income per share attributable to ordinary shareholders	0.81	2.94

Diluted net income per share attributable to ordinary shareholders	0.79	2.89